Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Purchase price allocation business combinations	The fair value of assets and liabilities of CDS, Zygo and Moip was as follows:

Fair value of assets and liabilities acquired	December 31, 2020	December 31, 2019

Cash and cash equivalents acquired	38,385	44,568
Accounts receivable acquired	537,570	—
Financial investments acquired	177,772	—
Other Assets acquired	30,988	107
Payables to third parties assumed	(566,244)	—
Other liabilities assumed	(42,263)	(436)
Customer portfolio and others	58,506	2,605
Value of net assets	234,714	46,844
Goodwill	134,274	15,925
Purchase cost	368,988	62,769
Consideration for the purchase settled in cash	315,287	61,115
Cash and cash equivalents at the subsidiary acquired	(38,385)	(44,568)
Amount paid on acquisitions less cash and cash equivalents acquired	276,902	16,547